----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        May 26, 2006,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            56
                                              --------------

Form 13F Information Table Value Total:         $2,090,400

                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] [00's]      DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company         COM      88579Y101    49579       6550    SOLE                   X
Ampco Pittsburgh   COM      032037103    10221       5111    SOLE                   X
Anheuser-Busch Cos COM      035229103    82253      19231    SOLE                   X
Astec Industries InCOM      046224101    27061       7538    SOLE                   X
Astronics Corp     COM      046433108     1198        888    SOLE                   X
Automatic Data ProcCOM      053015103    25010       5475    SOLE                   X
Avery Dennison CorpCOM      053611109    80498      13765    SOLE                   X
Briggs & Stratton  COM      109043109    28251       7987    SOLE                   X
CDI Corp.          COM      125071100    43641      15169    SOLE                   X
Central Fund CDA   COM      153501101    10629      13370    SOLE                   X
Clark Inc.         COM      181457102    17568      14875    SOLE                   X
Colgate-Palmolive  COM      194162103    83779      14672    SOLE                   X
Corning Inc.       COM      219350105      981        365    SOLE                   X
CPI Corp.          COM      125902106    31716      15547    SOLE                   X
Dixie Group Inc.   COM      255519100    24248      16209    SOLE                   X
Dow Jones & Co Inc.COM      260561105    66314      16874    SOLE                   X
DuPont             COM      263534109    65907      15614    SOLE                   X
Eastman Kodak      COM      277461109    12787       4496    SOLE                   X
EMS Technologies InCOM      26873N108     1789        992    SOLE                   X
Estee Lauder Cos   COM      518439104    49211      13232    SOLE                   X
Esterline          COM      297425100      218         51    SOLE                   X
Evans & Sutherland COM      299096107     2272       3540    SOLE                   X
Fossil Inc.        COM      349882100    36642      19721    SOLE                   X
Gannett Co Inc.    COM      364730101   131574      21958    SOLE                   X
General Mills Inc. COM      370334104     9389       1853    SOLE                   X
Graham Corp.       COM      384556106     6436       3300    SOLE                   X
Handleman          COM      410252100      812        846    SOLE                   X
Imation Corp.      COM      45245A107    21151       4929    SOLE                   X
Japan Sm. Cap. FundCOM      47109U104    11025       6661    SOLE                   X
Kaman Corp.        COM      483548103     8540       3394    SOLE                   X
Kellwood Co        COM      488044108    39699      12647    SOLE                   X
Kimberly-Clark CorpCOM      494368103   108992      18857    SOLE                   X
La Z Boy Inc.      COM      505336107     9165       5391    SOLE                   X
Layne Christensen  COM      521050104    27358       8162    SOLE                   X
Learning Tree      COM      522015106     2952       2435    SOLE                   X
Leggett & Platt IncCOM      524660107    14494       5948    SOLE                   X
Manpower Inc.      COM      56418h100    68675      12010    SOLE                   X
Marsh & McLennan   COM      571748102    75478      25708    SOLE                   X
Maxwell TechnologieCOM      577767106    43030      22056    SOLE                   X
Maytag Corp.       COM      578592107    12551       5884    SOLE                   X
Microsoft Corp     COM      594918104    65175      23953    SOLE                   X
Myers Industries InCOM      628464109     9782       6117    SOLE                   X
Newell Rubbermaid ICOM      651229106    67109      26641    SOLE                   X
Paxar Corp         COM      704227107    16603       8484    SOLE                   X
Pfizer Inc.        COM      717081103   126932      50936    SOLE                   X
Powell Industries ICOM      739128106    13491       6194    SOLE                   X
Readers Digest     COM      755267101    14674       9949    SOLE                   X
Robbins & Myers IncCOM      770196103    31807      14725    SOLE                   X
Seagate Technology COM      G7945J104    76375      29007    SOLE                   X
Sonoco Products    COM      835495102    27135       8012    SOLE                   X
Spectrum Control   COM      847615101      422        516    SOLE                   X
SPX Corp.          COM      784635104    61542      11520    SOLE                   X
USEC Inc.          COM      90333E108    32436      26918    SOLE                   X
W W Grainger Inc.  COM      384802104    66784       8863    SOLE                   X
Wal-Mart Stores IncCOM      931142103   128886      27283    SOLE                   X
Woodhead IndustriesCOM      979438108     8153       4912    SOLE                   X